Shareholder Report, Holdings (Details)_15	Jun. 30, 2024
Initial Class | Philip Morris International, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
Initial Class | Fidelity National Information Services, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
Initial Class | Merck & Co., Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
Initial Class | Air Products & Chemicals, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
Initial Class | Entergy Corp. [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
Initial Class | Hess Corp. [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
Initial Class | Enbridge, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
Initial Class | Sanofi SA ADR [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
Initial Class | Public Storage [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
Initial Class | Chubb Ltd. [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
Initial Class | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	16.10%
Initial Class | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	14.70%
Initial Class | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	11.30%
Initial Class | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	9.70%
Initial Class | Consumer Staples [Member]
Holdings [Line Items]
Percent of Total Investments	8.90%
Initial Class | Materials [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%
Initial Class | Information Technology [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
Initial Class | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%
Initial Class | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
Initial Class | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
Initial Class | Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
Service Class | Philip Morris International, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
Service Class | Fidelity National Information Services, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
Service Class | Merck & Co., Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
Service Class | Air Products & Chemicals, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
Service Class | Entergy Corp. [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
Service Class | Hess Corp. [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
Service Class | Enbridge, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
Service Class | Sanofi SA ADR [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
Service Class | Public Storage [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
Service Class | Chubb Ltd. [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
Service Class | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	16.10%
Service Class | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	14.70%
Service Class | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	11.30%
Service Class | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	9.70%
Service Class | Consumer Staples [Member]
Holdings [Line Items]
Percent of Total Investments	8.90%
Service Class | Materials [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%
Service Class | Information Technology [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
Service Class | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%
Service Class | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
Service Class | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
Service Class | Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%